Note 17 - Accumulated Other Comprehensive Income (Loss) - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOIC balance	$ (523)	$ (297)	$ 140
Current period other comprehensive (loss) income	959	(226)	(437)
AOIC balance	436	(523)	(297)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
AOIC balance	(528)	(297)	140
Current period other comprehensive (loss) income	964	(231)	(437)
AOIC balance	436	(528)	(297)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member]
AOIC balance	5	0	0
Current period other comprehensive (loss) income	(5)	5	0
AOIC balance	$ 0	$ 5	$ 0